                                 [COVER PHOTO]

                                 AIM MUNICIPAL
                                   BOND FUND



[AIM LOGO APPEARS HERE]           ANNUAL REPORT              DECEMBER 31, 1997

[COVER PHOTO]

                   ------------------------------------------
                            AIM MUNICIPAL BOND FUND

                                For shareholders
                             who seek a high level
                         of current income exempt from
                              federal income taxes
                                by investing in
                            a diversified portfolio
                              of municipal bonds.
                   ------------------------------------------

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Municipal Bond Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, the Fund's performance is computed at net asset value without a sales charge.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the Fund's Class B and Class C shares will differ from that of Class A shares due to differing fees and expenses.
o Because Class C shares have been offered for less than one year (since 8/4/97), all total return figures for Class C shares reflect cumulative total return that has not been annualized.
o In 1997, the Fund paid distributions for Class A, Class B, and Class C shares of $0.429, $0.357, and $0.144 per share, respectively.
o The taxable-equivalent yield is calculated in the same manner as the 30-day yield with an adjustment for a stated, assumed tax rate.
o The 30-day yield is calculated on the basis of a formula defined by the SEC. The formula is based on the portfolio's potential earnings from dividends, interest, yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses and expressed on an annualized basis.
o The Fund's annualized distribution rate reflects the Fund's most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end net asset value.
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
o   Past performance cannot guarantee comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The Lehman Brothers Municipal Bond Index is an unmanaged composite representing an approximation of the performance of investment-grade municipal bonds.
o The Dow Jones Industrial Average is a price-weighted average of 30 actively traded primarily industrial stocks.
o An investment cannot be made in any index listed. Unless otherwise indicated, bond market index results include reinvested interest and do not reflect sales charges.
o Government securities, such as U.S. Treasury bills, notes, and bonds, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. Fund shares are not insured and their value and yield will vary with market conditions.

               MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENTS
           ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY; ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY,
       ANY BANK OR ANY AFFILIATE; AND ARE SUBJECT TO INVESTMENT RISKS,
              INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

     This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                           The Chairman's Letter

                   Dear Fellow Shareholder:

                   1997 proved an eventful year in securities markets. The Dow
                   Jones Industrial Average reached its all-time high--and also had its largest one-day point drop ever, though not its
    [PHOTO OF      largest percentage drop. Volatility was unabated, and we
    Charles T.     experienced the first 10% stock market correction in the U.S.
      Bauer,       since 1991.
   Chairman of         Never dull and occasionally unsettling, 1997 was also a
   the Board of    very good year for many investments. For an unprecedented
     THE FUND      third year in a row, domestic equities rose more than 20%.
  APPEARS HERE]    Late in the year, in the uncertainty brought on by events in
                   Asia, bond markets, especially the U.S. Treasury market, fulfilled their usual role as relative safe havens, and a bull market in bonds took hold. Overseas, though Asian markets plummeted, Europe thrived.
                       Market expectations performed an about-face during the
year. Worry about the inflationary potential of vigorous economic growth became concern about the potential negative impact of Asia's financial crisis. At fiscal year end, there was no consensus about how serious or widespread this impact would be.
    An interview with your Fund's managers appears on the following pages. They discuss their investment strategies, how your Fund performed in this context, and their outlook for the future.
    In uncertain times like these, your financial consultant remains your best source for information on market trends and for advice on how to invest strategically rather than emotionally. We encourage you to visit your financial consultant regularly to make sure your chosen investments still suit your goals, risk tolerance, and time horizon.

INVESTOR EDUCATION EVENTS
In addition to professional guidance, every investor needs fundamental information about the saving and investing choices offered by the marketplace. AIM has always championed investor education, convinced a more knowledgeable shareholder is a better customer. A great deal of investment information will be available during two upcoming events, and we hope our shareholders will participate in and learn from them to the greatest extent possible.
    First, from March 29 through April 4, the Securities and Exchange Commission
(SEC) will sponsor Saving and Investing Education Week. As the SEC points out, financial markets are more stable when investors are confident in them, and knowledge is a major confidence builder. The week's theme is "Get the facts. It's your money. It's your future." The aim is to inform citizens about the saving and investment possibilities available and to build understanding about how one's financial needs and goals change throughout one's life. The week's awareness and education events will culminate with a national investors town meeting at satellite-linked locations across the nation. You can find out more from the SEC's Web site at www.sec.gov.
    The second event concerns citizens' financial planning for retirement, a subject of growing urgency as the population ages and the solvency of the Social Security system is increasingly debatable. In July, the first National Summit on Retirement Savings will be held at the White House. Under the auspices of the Department of Labor, working through public-private partnership, the summit's goal is to advance the public's knowledge of retirement savings through development of a broad-based education program and to develop recommendations for public/private action to promote private retirement savings among American workers.
    Look for further information on both of these investor education events in the national and local press.
    We are pleased to send you this report on your Fund. Please contact our Client Services department at 800-959-4246 if you have questions or comments. Automated information about your account is available 24 hours a day on the AIM Investor Line, 800-246-5463. Account information and much more can be found on our Web site, www.aimfunds.com.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman


                        ---------------------------------
                         In uncertain times like these,
                           your financial consultant
                            remains your best source
                        for information on market trends
                               and for advice on
                           how to invest strategically
                            rather than emotionally.
                        ---------------------------------

The Managers' Overview

FUND PROVIDES SOLID INCOME,
SHARE-PRICE STABILITY

A roundtable discussion with the Fund management team for AIM Municipal Bond Fund for the fiscal year ended December 31, 1997.

--------------------------------------------------------------------------------
Q.  IT WAS GENERALLY A GOOD YEAR FOR BONDS. HOW DID THE FUND PERFORM?

A. It was a good year for most types of bonds, and municipal issues were no exception. In line with this trend, your Fund once again provided attractive current income (see chart below), exempt from federal income taxes, while preserving relative stability of net asset value.
         For the year, average annual total return was 7.27% for Class A shares and 6.59% for Class B shares. Class C shares produced a cumulative total return of 2.36% from their inception on August 4, 1997, through December 31, 1997. During the reporting period, net asset value per share remained within a relatively narrow range of $8.07 to $8.36 for Class A, B, and C shares, continuing the Fund's history of relative price stability as illustrated by the chart in this report.

================================================================================
FUND PROVIDES ATTRACTIVE INCOME
--------------------------------------------------------------------------------
As of 12/31/97
--------------------------------------------------------------------------------
          30-DAY          TAXABLE            30-DAY            TAXABLE
       DISTRIBUTION    EQUIVALENT           SEC YIELD         EQUIVALENT
           RATE       DISTRIBUTION          AT MAXIMUM          30-DAY
          AT NAV          RATE*           OFFERING PRICE       SEC YIELD*
--------------------------------------------------------------------------------
Class A    5.04%          8.34%                3.89%             6.44%

Class B    4.16           6.89                 3.29              5.45

Class C    4.17           6.90                 3.29              5.45
================================================================================

================================================================================
FUND VS. 30-YEAR TREASURY
--------------------------------------------------------------------------------
As of 12/31/97

Class A Taxable Equivalent
Distribution Rate*                           8.34%
Class A Taxable
Equivalent Yield*                            6.44%
30-Year Treasury Bond
SEC Yield                                    5.92%
================================================================================
*Assumes highest marginal federal tax rate of 39.6%.

Q. WHAT WAS THE IMPACT OF THE LOW-INFLATION ENVIRONMENT ON FIXED-INCOME SECURITIES?

A. The low-inflation, falling interest-rate environment in 1997 provided nearly an ideal climate for bonds. For the 12-month period ended December 31, consumer prices rose just 1.7%, the smallest increase in 11 years. After raising interest rates in March, the Federal Reserve Board (the Fed) left monetary policy unchanged for the remainder of 1997. Borrowing costs actually declined as the year progressed as it became increasingly evident that inflation was not a serious threat.
        Bonds also were given a boost by the agreement last summer to balance the federal budget and the turmoil that hit world stock markets in the fall. Investors began shifting more assets into bonds, in particular U.S. Treasury securities, after global stock markets plunged in October following the Asian currency devaluations.

Q.  WHAT WERE THE MAJOR TRENDS IN THE MUNICIPAL BOND MARKET?

A. For the year, municipal bonds fared about the same as taxable U.S. Treasury securities. The municipal bond market tended to reflect trends in the U.S. Treasury market. Consequently, when the U.S. Treasury market rallied strongly in the second half of the year, municipal bonds also appreciated in value, although not quite as dramatically as federal government issues.
        1997 also witnessed the issuance of $267 billion in new municipal bonds, the largest amount since 1994. However, demand kept pace with supply so municipal bond prices were not adversely affected by the influx of new issues. More over, we believe the increase in supply could improve liquidity within the municipal bond market.

Q.  HOW DID YOU MANAGE THE FUND?

A. We maintained our emphasis on revenue bonds, whose creditworthiness tends to be less affected by the political environment than that of general obligation bonds. Revenue bonds are paid with money generated by various projects while general obligation bonds are paid with tax dollars. State and local governments are finding it more difficult to raise taxes to support general obligation bond issues because of public opposition to tax increases.
        At year end, the Fund was 75% invested in revenue bonds and 25% invested in general obligation bonds. The portfolio had a weighted average maturity of 13.8 years and a duration of 5.0 years. Funds with shorter duration and weighted average maturity tend to be less sensitive to interest-rate fluctuations.

                              --------------------
                              Your Fund once again
                       provided attractive current income,
                       exempt from federal income taxes,
                       while preserving relative stability
                               of net asset value.
                              --------------------

          See important fund and index disclosures inside front cover.

PORTFOLIO COMPOSITION

As of 12/31/97

================================================================================
Total Number of Holdings:   260
Average Maturity:          13.8 Years
Duration:                   5.0 Years
General Obligation          25%
Revenue                     75%
================================================================================

================================================================================
TOP 5 BOND HOLDINGS
--------------------------------------------------------------------------------
ISSUER                           COUPON          MATURITY    % OF NET ASSETS
================================================================================
1. New York State Urban
   Development Corp.             7.375%          01/01/02         2.43%

2. Connecticut (State of)        6.50%           03/15/02         1.65

3. Mississippi Higher
   Education Assistance Corp.    7.50%           09/01/09         1.49

4. Alaska (State of)
   Housing Finance Corp.         6.75%           12/01/24         1.39

5. New York (City of)            7.65%           02/01/02         1.34

Please keep in mind that the Fund's portfolio is subject to change and there is no assurance the Fund will continue to hold any particular security.
================================================================================

Q.  DID YOU CONTINUE TO EMPHASIZE HIGHER-QUALITY MUNICIPAL BONDS IN THE
    PORTFOLIO?

A. Yes, there was little advantage in holding lower-rated bonds because their yields were not substantially greater than higher-rated issues during the reporting period.
        As of December 31, 1997, the Fund had an average portfolio quality rating of AA/Aa as measured by Standard & Poor's Corporation (S&P) and Moody's Investors Service, Inc. (Moody's), two widely known credit-rating agencies. S&P and Moody's ratings are historical and are based on analysis of the credit quality of the individual municipal securities in the Fund's portfolio.
        Approximately 59% of the portfolio's holdings were securities rated AAA, and 89% of the portfolio was rated A or better. Credit-enhanced securities--those backed by insurance or escrowed with U.S. Treasury securities--composed about 54% of the portfolio.

Q.  ISN'T THE FUND ALSO MANAGED FOR TAX EFFICIENCY?

A. Yes, we make every effort to avoid transactions that would result in capital gains that are not offset by capital losses. For the past four years, the Fund has paid no taxable capital gains distributions or federally taxable ordinary income distributions.

Q. WHAT IMPACT DO YOU EXPECT THE TAXPAYERS' RELIEF ACT OF 1997 TO HAVE ON THE MUNICIPAL BOND MARKET?

A. We don't expect this act to diminish the popularity of municipal bonds as an attractive tax-free investment. While the act creates the new Roth Individual Retirement Account, which will also pay tax-free distributions, only individuals with adjusted gross income of less than $110,000 or couples with adjusted gross income of less than $160,000 will be eligible to invest in Roth IRAs. Moreover, the maximum yearly contribution to a Roth IRA will be $2,000 for individuals and $4,000 for couples. Finally, you can't withdraw Roth IRA earnings tax free until you are 59 1/2 years old and the account has been open at least five years.

Q.  DO YOU THINK A FLAT TAX OR A NATIONAL SALES TAX WILL BE ADOPTED?

A. Although a flat tax and a national sales tax--two plans that could eliminate the tax-advantaged status of municipal bonds--are likely to be hot campaign issues in 1998, we don't believe either will be adopted in their current forms. For one, a flat tax could mean higher taxes for most citizens. Secondly, no flat tax or national sales tax legislation has been formally drafted. Finally, we don't believe the federal government would eliminate the tax-exempt status of municipal bonds at a time when more spending burdens are being shifted to state and local level.

Q.  WHAT IS YOUR MARKET OUTLOOK?

A. We continue to be optimistic about fixed-income investments, including municipal bonds. In the U.S., the economy is growing at a reasonable pace without significant inflation. If such conditions persist, the Fed will be less likely to raise interest rates. Moreover, the continuing problems in Asia could slow economic growth and add fuel to the strong rally in the bond market. Municipal bonds could also gain in popularity as the income of many Americans becomes subject to higher tax brackets.
        1997 was one of the more volatile years in recent decades in the financial markets, and that trend could persist over the coming months. In such an environment, investors would be well advised to focus on their long-term financial goals rather than transitory fluctuations in the markets.



          See important fund and index disclosures inside front cover.

FUND PERFORMANCE

AIM MUNICIPAL BOND FUND VS. BENCHMARK INDEX

The chart below compares your Fund's Class A shares to a benchmark index. It is intended to give you a general idea of how your Fund performed compared to the bond market over the period 12/31/87-12/31/97. It is important to understand the difference between your Fund and an index. An index measures the performance of a hypothetical portfolio, in this case the Lehman Brothers Municipal Bond Index. Unlike your Fund, an index is not managed; therefore, there are no sales charges, expenses or fees. You cannot invest in an index. But if you could buy all the securities that make up a particular index, you would incur expenses that would affect the return on your investment.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/97

CLASS A SHARES

10 Years                             7.53%
 5 Years                             5.22
 1 Year                              2.16*

*7.27% excluding sales charge

CLASS B SHARES
Inception (9/1/93)                   3.86

 1 Year                              1.59**

**6.59% excluding sales charge

CLASS C SHARES
Inception (8/4/97)                   1.36***

***2.36% excluding sales charges. Total return provided is cumulative total return that has not been annualized.
================================================================================
Source: Towers Data Systems HYPO--Registered Trademark--; Lehman Brothers. Your Fund's total return includes sales charges, expenses, and management fees. The performance of the Fund's Class B and Class C shares will differ from that of Class A shares due to differing fees and expenses. For Fund performance calculations and descriptions of the index cited on this page, please refer to the inside front cover.

Growth of a $10,000 Investment

12/31/87-12/31/97
--------------------------------------------------------------------------------
                AIM Municipal Bond Fund,   Lehman Brothers Municipal
                     Class A Shares               Bond Index
--------------------------------------------------------------------------------
12/87                   $9,519                    $10,000

12/88                   10,692                     11,014

12/89                   11,730                     12,203

12/90                   12,348                     13,093

12/91                   13,990                     14,683

12/92                   15,263                     15,979

12/93                   17,043                     17,941

12/94                   16,396                     17,013

12/95                   18,536                     19,984

12/96                   19,258                     20,869

12/97                   20,767                     22,791

Past performance cannot guarantee comparable future results.
================================================================================
A HISTORY OF NET ASSET VALUE STABILITY
================================================================================
Class A Shares Net Asset Value

6/30/92-12/31/97
--------------------------------------------------------------------------------
6/92     8.58           12/94    7.78          12/96    8.19
         8.54                    7.91                   8.18
         8.69                    8.02                   8.2
         8.74                    8.04                   8.1
         8.74                    8.03                   8.11
         8.62                    8.17                   8.17
12/93    8.61                    8.11                   8.2
         8.68                    8.12                   8.31
         8.46                    8.16                   8.23
         8.13                    8.16                   8.27
         8.12                    8.21                   8.28
         8.16                    8.28                   8.28
         8.09           12/95    8.31                   8.34
         8.17                    8.32
         8.15                    8.26
         8.01                    8.167
         7.86                    8.11
         7.7                     8.08
                                 8.1
                                 8.12
                                 8.1
                                 8.14
                                 8.17
                                 8.24
================================================================================

Source: Towers Data Systems HYPO--Registered Trademark--; This chart has no calculations, it only shows observation and tracking of net asset value. There is no guarantee that the Fund will maintain a constant NAV. Figures are historical and reflect reinvestment of all distributions, changes in net asset value, and exclude the effect of the Fund's maximum sales charge. Class B shares commenced sales 9/1/93 and Class C shares commenced sales 8/4/97. NAV per share for Class A, Class B, and Class C shares has not differed by more than $0.01 per share.

SCHEDULE OF INVESTMENTS

December 31, 1997

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
ALABAMA-0.68%

Courtland Industrial
  Development Board
  (Champion International
  Corp. Project); Refunding
  PCR
  6.40%, 11/01/26(b)           -     Baa1    $2,315   $  2,500,617
------------------------------------------------------------------
ALASKA-1.78%

Alaska (State of) Housing
  Finance Corp.;
  Collateralized First
  Veterans' Home Mortgage
  Series A-2 RB
  6.75%, 12/01/24(b)          AAA    Aaa      4,800      5,107,055
------------------------------------------------------------------
Alaska (State of) Housing
  Finance Corp.;
  Collateralized Mortgage
  Program First Series RB
  6.875%, 06/01/33            AAA    Aaa      1,330      1,411,901
------------------------------------------------------------------
                                                         6,518,956
------------------------------------------------------------------
ARKANSAS-1.43%

Fayetteville (City of);
  Water and Sewer Refunding
  and Improvement Series
  1992 RB
  6.15%, 08/15/12              A      A       2,000      2,095,820
------------------------------------------------------------------
Independence (County of)
  (Mississippi Power & Light
  Project); PCR
  9.50%, 07/01/14              -     Baa2     1,000      1,073,330
------------------------------------------------------------------
Little Rock (City of); Sewer
  Improvement Series B RB
  5.75%, 02/01/06             AA+     Aa      2,000      2,055,620
------------------------------------------------------------------
                                                         5,224,770
------------------------------------------------------------------
ARIZONA-2.09%

Arizona (State of)
  Educational Loan Marketing
  Corp.; RB
  6.125%, 09/01/02(b)          -      Aa      1,900      2,024,070
------------------------------------------------------------------
Gila (County of) Industrial
  Development Authority
  (ASARCO Inc.); Refunding
  PCR
  8.90%, 07/01/06             BBB    Baa2     1,000      1,035,960
------------------------------------------------------------------
Mohave (County of) Unified
  School District #1 (Lake
  Havasu); Series 1996 A GO
  5.90%, 07/01/15(c)          AAA    Aaa      1,000      1,083,340
------------------------------------------------------------------
Pima (County of) Unified
  School District #10
  (Amphitheater); School
  Improvement
  Series 1992 E GO
  6.50%, 07/01/05              A+     A3      3,100      3,521,940
------------------------------------------------------------------
                                                         7,665,310
------------------------------------------------------------------
CALIFORNIA-1.55%

Foothill/Eastern Corridor
  Agency (California Toll
  Road Project); Senior Lien
  Series A RB
  6.00%, 01/01/16             BBB-   Baa        400        427,536
------------------------------------------------------------------
Irvine Ranch Water District
  Joint Powers Agency; Issue
  II Series RB
  8.25%, 08/15/23              A+     -         500        512,365
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
CALIFORNIA-(CONTINUED)

Los Angeles Unified School
  District (Multiple
  Properties Project);
  Refunding Certificates of
  Participation
  5.625%, 11/01/13(c)         AAA    Aaa     $3,000   $  3,003,600
------------------------------------------------------------------
Sacramento (City of)
  California Cogeneration
  Authority (Procter &
  Gamble Project); Series
  1995 RB
  7.00%, 07/01/04             BBB-    -         500        566,035
------------------------------------------------------------------
San Francisco (City and
  County of) Parking
  Authority; Parking Meter
  Series 1994 RB
  7.00%, 06/01/13(c)          AAA    Aaa      1,000      1,167,490
------------------------------------------------------------------
                                                         5,677,026
------------------------------------------------------------------
COLORADO-1.00%

Adams County School District
  Number 1; Unlimited Tax
  Building Series 1992 A GO
  6.625%, 12/01/02(d)(e)      AAA    Aaa        500        557,270
------------------------------------------------------------------
Colorado (State of) Housing
  Finance Authority (Single
  Family Residential
  Housing); Series 1987 B RB
  9.00%, 09/01/17              AA    Aa1        360        368,212
------------------------------------------------------------------
Highlands Ranch Metro
  District No. 1; Refunding
  & Improvement Unlimited
  Tax Series A GO
  7.30%, 09/01/02(d)(e)       NRR    NRR        500        576,060
------------------------------------------------------------------
Mesa County School District
  #51; 1989 Series B
  Certificates of
  Participation
  6.875%, 12/01/05(c)         AAA    Aaa      1,465      1,619,323
------------------------------------------------------------------
Mountain Village Metro
  District (San Miguel
  County); Unlimited Tax
  Refunding Series GO
  7.95%, 12/01/03(f)           -      -         500        559,005
------------------------------------------------------------------
                                                         3,679,870
------------------------------------------------------------------
CONNECTICUT-3.42%

Bridgeport (City of);
  Unlimited Tax Series A GO
  6.00%, 09/01/06             AAA    Aaa      1,000      1,117,850
------------------------------------------------------------------
Connecticut (State of);
  General Purpose Public
  Improvement Series 1992-A
  GO
  6.50%, 03/15/02(d)(e)       NRR    NRR      5,500      6,062,320
------------------------------------------------------------------
Connecticut (State of)
  Health and Education
  Facility Authority;
  Special Care Hospital
  Series B RB
  5.375%, 07/01/17            BBB    Baa2       500        496,120
------------------------------------------------------------------
Connecticut (State of)
  Housing Finance Authority;
  Housing Mortgage Financing
  Program
  Sub-Series C-2 RB
  5.85%, 11/15/28(b)           AA    Aa3      1,000      1,028,350
------------------------------------------------------------------
Connecticut Resource
  Recovery Authority
  (American Ref-Fuel Co.)
  (Southeastern Connecticut
  Project); Corporate Credit
  Series 1988 RB
  8.10%, 11/15/15(b)           A      A2        925        981,555
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
CONNECTICUT-(CONTINUED)

Connecticut Resource
  Recovery Authority
  (American Ref-Fuel Co.)
  (Southeastern Connecticut
  Project); Series 1988 A RB
  7.875%, 11/15/06(b)         AA-    Baa1    $1,700   $  1,800,742
------------------------------------------------------------------
  8.00%, 11/15/15(b)          AA-    Baa1     1,000      1,060,300
------------------------------------------------------------------
                                                        12,547,237
------------------------------------------------------------------
DELAWARE-0.08%

Delaware Economic
  Development Authority
  (Osteopathic Hospital
  Association); Series A RB
  6.75%, 01/01/13(d)           -     Aaa        250        291,015
------------------------------------------------------------------
FLORIDA-1.00%

Dade (County of) (Courthouse
  Center Project); RB
  5.90%, 04/01/10              -      A3        500        532,535
------------------------------------------------------------------
Escambia (County of)
  (Champion International
  Corp. Project); PCR
  6.90%, 08/01/22(b)          BBB    Baa1     1,125      1,260,990
------------------------------------------------------------------
Leon (County of);
  Certificates of
  Participation Series A RB
  5.875%, 01/01/98             -     Baa1       355        355,000
------------------------------------------------------------------
Miami (City of) Parking
  System; Series 1992 A RB
  6.70%, 10/01/06              A      A       1,120      1,227,610
------------------------------------------------------------------
Plantation (City of) Health
  Facilities Authority
  (Covenant Retirement
  Communities Inc.); RB
  7.75%, 12/01/22              A-     -         250        276,787
------------------------------------------------------------------
                                                         3,652,922
------------------------------------------------------------------
GEORGIA-0.59%

Georgia (State of) Housing and
  Finance
  Authority (Home Ownership
  Opportunity Program);
  Series C RB
  6.50%, 12/01/11             AA+     Aa        975      1,050,485
------------------------------------------------------------------
Savannah (City of) Economic
  Development Authority
  (Hershey Foods Corp.
  Project); IDR
  6.60%, 06/01/12              A+     -       1,000      1,103,640
------------------------------------------------------------------
                                                         2,154,125
------------------------------------------------------------------
ILLINOIS-10.78%

Berwyn (City of) (Macneal
  Memorial Hospital
  Association); Hospital
  Series 1991 RB
  7.00%, 06/01/01(d)(e)       AAA    Aaa      3,250      3,608,443
------------------------------------------------------------------
Chicago Emergency Telephone
  System; Unlimited Tax
  Series GO
  5.60%, 01/01/10(c)          AAA    Aaa        400        432,315
------------------------------------------------------------------
Chicago Midway Airport;
  Series A RB
  5.625%, 01/01/22(c)         AAA    Aaa      1,000      1,038,610
------------------------------------------------------------------
Chicago Wastewater
  Transmission; Second Lien
  Series RB
  5.25%, 01/01/17(c)          AAA    Aaa      2,500      2,508,800
------------------------------------------------------------------
Cook (County of); Series
  1992 B GO
  5.75%, 11/15/02(d)(e)       AAA    Aaa      2,000      2,162,920
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
ILLINOIS-(CONTINUED)

Crestwood (City of); Revenue
  Refunding Non-Qualified
  Tax Increment Notes
  7.25%, 12/01/08(f)           -      -      $  100   $    106,936
------------------------------------------------------------------
Illinois (State of); Sales
  Tax Series 1993 B RB
  6.50%, 06/15/13             AAA    Aa3      1,500      1,626,360
------------------------------------------------------------------
Illinois (State of);
  Unlimited Tax Series GO
  5.25%, 07/01/22(c)          AAA    Aaa      4,475      4,517,244
------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (CPC
  International Project); PCR
  6.75%, 05/01/16              -      A2      2,500      2,703,150
------------------------------------------------------------------
Illinois Educational
  Facilities Authority
  (Northwestern University);
  Adjustable Medium Term
  Series RB
  5.25%, 11/01/14(e)          AA+    Aa1      1,000      1,013,330
------------------------------------------------------------------
Illinois Educational
  Facilities Authority
  (Shedd Aquarium Society);
  RB
  5.60%, 07/01/27(c)          AAA    Aaa      3,500      3,604,615
------------------------------------------------------------------
Illinois Health Facilities
  Authority (Evangelical
  Hospital Corp.); RB
  6.25%, Series A
  04/15/22(d)                 NRR    NRR      1,000      1,137,430
------------------------------------------------------------------
  6.25%, Series 1992-C
  04/15/22(d)                 NRR    NRR      1,150      1,308,045
------------------------------------------------------------------
Illinois Health Facilities
  Authority (Franciscan
  Sisters Health Care);
  Refunding Series 1992 RB
  6.40%, 09/01/04(c)          AAA    Aaa      2,475      2,725,866
------------------------------------------------------------------
Illinois Health Facilities
  Authority (Memorial
  Hospital); RB
  7.25%, 05/01/22             BBB     -         200        215,234
------------------------------------------------------------------
Illinois Health Facilities
  Authority
  (Ravenswood Hospital Medical
  Center);
  Refunding Series 1987 A RB
  8.80%, 06/01/06              -     Baa1     1,000      1,018,100
------------------------------------------------------------------
Kane (County of) School
  District No. 131 (Aurora
  East Side); Limited GO
  5.35%, 01/01/04(c)          AAA    Aaa      1,000      1,057,050
------------------------------------------------------------------
Lake County Community
  Consolidated School
  District #73 (Hawthorn);
  Unlimited Tax Series 1997
  GO
  5.45%, 01/01/12(c)           -     Aaa      1,950      2,092,448
------------------------------------------------------------------
Peoria and Pekin and
  Waukegan (Cities of); GNMA
  Collateralized Mortgage
  Series 1990 RB
  7.875%, 08/01/22(b)         AAA     -         130        137,912
------------------------------------------------------------------
Saint Charles (City of)
  (Tri-City Center
  Associates Limited
  Project); IDR
  7.50%, 11/01/13(f)           -      -         100        107,138
------------------------------------------------------------------
Tazewell County Community
  High School District #303
  (Pekin); Unlimited Tax
  Series 1996 GO
  5.625%, 01/01/14(c)         AAA    Aaa      1,435      1,510,940
------------------------------------------------------------------
University of Illinois
  Auxiliary Facilities
  System; Series 1991 RB
  5.75%, 04/01/22             AA-     Aa      4,750      4,881,100
------------------------------------------------------------------
                                                        39,513,986
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
INDIANA-0.67%

Carmel Retirement Rental
  Housing (Beverly
  Enterprises Project);
  Refunding Series RB
  8.75%, 12/01/08(f)           -      -      $   95   $    106,523
------------------------------------------------------------------
Columbus (City of) Four Star
  School Building; First
  Mortgage Series RB
  6.00%, 01/15/06(b)          AAA    Aaa      1,000      1,113,610
------------------------------------------------------------------
Indiana (State of) Housing
  Finance Authority; Series
  B-1 RB
  6.15%, 07/01/17              -     Aaa        185        196,461
------------------------------------------------------------------
Indiana Municipal Power
  Agency Power Supply;
  Refunding Series A RB
  5.75%, 01/01/18              A      A1        500        501,195
------------------------------------------------------------------
Indiana Transportation
  Finance Authority (Airport
  Lease Facility); Series A
  RB
  6.25%, 11/01/02(d)(e)       NRR    Aaa        395        435,518
------------------------------------------------------------------
  6.25%, 11/01/16             NRR     A2        105        112,112
------------------------------------------------------------------
                                                         2,465,419
------------------------------------------------------------------
IOWA-0.33%

Iowa Finance Authority (Park
  West Project); Refunding
  Multifamily Series RB
  8.00%, 10/01/23(f)           -      -         100        102,203
------------------------------------------------------------------
Iowa Finance Authority
  (Trinity Regional Hospital
  Project); Hospital
  Facilities Refunding
  Series 1997 RB
  6.00%, 07/01/12(c)          AAA    Aaa      1,000      1,105,460
------------------------------------------------------------------
                                                         1,207,663
------------------------------------------------------------------
KANSAS-0.08%

Newton (City of) (Newton
  Healthcare Corp.);
  Hospital Series A RB
  7.375%, 11/15/14            BBB-    -         250        277,928
------------------------------------------------------------------
KENTUCKY-1.15%

Kentucky Economic
  Development Finance
  Authority (Appalachian
  Regional Healthcare);
  Refunding & Improvement
  Hospital Systems Series RB
  5.875%, 10/01/22            BBB     -       1,000      1,027,590
------------------------------------------------------------------
Mount Sterling (City of);
  Lease Funding Series 1993
  A RB
  6.15%, 03/01/13              -      Aa      3,000      3,184,710
------------------------------------------------------------------
                                                         4,212,300
------------------------------------------------------------------
LOUISIANA-3.52%

Louisiana Public Facilities
  Authority (Medical Center
  at New Orleans Project);
  RB
  6.125%, 10/15/07(c)         AAA     -       2,775      2,971,498
------------------------------------------------------------------
Louisiana Public Facilities
  Authority (Our Lady of
  Lake Regional Hospital);
  Hospital Refunding Series
  C RB
  6.00%, 12/01/07(c)          AAA    Aaa      2,500      2,678,475
------------------------------------------------------------------
Louisiana Public Facilities
  Authority (Tulane
  University of Louisiana);
  RB
  6.00%, 10/01/16(c)          AAA    Aaa      2,500      2,735,425
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
LOUISIANA-(CONTINUED)

New Orleans Levee District;
  Series 1995 A RB
  5.95%, 11/01/07(c)          AAA    Aaa     $1,000   $  1,108,960
------------------------------------------------------------------
Ouachita Parish Hospital
  Service District No 1
  (Glenwood Regional Medical
  Center); Refunding Series
  1996 RB
  5.70%, 05/15/16(c)          AAA    Aaa      1,000      1,047,880
------------------------------------------------------------------
St. John Baptist Parish
  (Sales Tax Distribution);
  Public Improvement Series
  1987 RB
  7.60%, 01/01/08(d)(e)        -     NRR        500        614,505
------------------------------------------------------------------
  7.60%, 01/01/09(d)(e)        -     NRR        500        624,780
------------------------------------------------------------------
West Feliciana Parish (Gulf
  States Utility Co.);
  Series A PCR
  7.50%, 05/01/15             BB+    Ba1      1,000      1,135,710
------------------------------------------------------------------
                                                        12,917,233
------------------------------------------------------------------
MAINE-0.28%

Maine (State of) Education
  Loan Authority; Education
  Loan Series A-2 RB
  6.95%, 12/01/07(b)           -      A         955      1,039,126
------------------------------------------------------------------
MARYLAND-0.54%

Maryland Health and Higher
  Education Facilities
  Authority (Doctors
  Community Hospital Inc.);
  Series 1990 RB
  8.75%, 07/01/00(d)(e)       AAA    Aaa      1,000      1,129,460
------------------------------------------------------------------
Maryland State Community
  Development Administration
  (Department of Economic
  and Community
  Development); Single
  Family Housing Refunding
  Series 5 RB
  7.70%, 04/01/15(b)           -     Aa2        790        837,075
------------------------------------------------------------------
                                                         1,966,535
------------------------------------------------------------------
MASSACHUSETTS-4.54%

Massachusetts (State of);
  Consolidated Loan Series
  1991 C GO
  7.00%, 08/01/01(d)(e)       NRR    NRR      2,450      2,721,656
------------------------------------------------------------------
Massachusetts Health and
  Education Facilities
  Authority (Lowell General
  Hospital); Series 1991 A
  RB
  8.40%, 06/01/01(d)(e)       NRR    NRR      3,550      4,091,837
------------------------------------------------------------------
Massachusetts Health and
  Education Facilities
  Authority (Valley Regional
  Health System Issue);
  Series 1990 B RB
  8.00%, 07/01/00(d)(e)       NRR    Aaa      3,000      3,335,640
------------------------------------------------------------------
Massachusetts Health and
  Education Facilities
  Authority (Winchester
  Hospital); Series D RB
  5.80%, 07/01/09(c)          AAA     -       1,000      1,068,300
------------------------------------------------------------------
Massachusetts Housing
  Finance Authority; Single
  Family
  Series 13 RB
  7.95%, 06/01/23(b)           A+     Aa      1,675      1,791,932
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
MASSACHUSETTS-(CONTINUED)

Massachusetts Industrial
  Finance Agency (Beverly
  Enterprises); Refunding
  Series RB
  8.00%, 05/01/02(f)           -      -      $  250   $    271,213
------------------------------------------------------------------
Massachusetts Municipal
  Wholesale Electric
  Cooperative Power Supply;
  System Series 1992 A RB
  6.75%, 07/01/08(c)          AAA    Aaa      3,000      3,374,040
------------------------------------------------------------------
                                                        16,654,618
------------------------------------------------------------------
MICHIGAN-3.94%

Detroit (City of) School
  District; School Building
  and Site Unlimited Tax
  Series 1992 GO
  6.00%, 05/01/05              AA    Aa2      1,000      1,069,070
------------------------------------------------------------------
  6.15%, 05/01/07              AA    Aa2      1,300      1,392,001
------------------------------------------------------------------
Lake Orion Community School
  District; School Building
  and Site Unlimited Tax
  Refunding Series 1994 GO
  7.00%, 05/01/05(d)(e)       AAA    Aaa      2,500      2,938,125
------------------------------------------------------------------
Lakeview Community School
  District; Unlimited Tax
  Series 1996 GO
  5.75%, 05/01/16(c)          AAA    Aaa      1,000      1,060,600
------------------------------------------------------------------
Lincoln Park (City of)
  School District; Unlimited
  Tax Series 1996 GO
  6.00%, 05/01/12(c)          AAA    Aaa      1,210      1,320,158
------------------------------------------------------------------
Michigan (State of) Housing
  Development Authority;
  Refunding Series A RB
  6.60%, 04/01/12              A+     -       1,000      1,062,830
------------------------------------------------------------------
Michigan (State of)
  Underground Storage Tank
  Financial Assurance
  Authority; Refunding
  Series I RB
  6.00%, 05/01/05(c)          AAA    Aaa      1,000      1,105,050
------------------------------------------------------------------
Ypsilanti (City of) School
  District; Refunding
  Unlimited Tax Series 1996
  GO
  5.75%, 05/01/15(b)          AAA    Aaa      2,100      2,232,090
------------------------------------------------------------------
  5.75%, 05/01/16(b)          AAA    Aaa      2,175      2,303,456
------------------------------------------------------------------
                                                        14,483,380
------------------------------------------------------------------
MINNESOTA-0.32%

Centennial Independent
  School District No. 12;
  Unlimited Tax Series A GO
  5.60%, 02/01/05(c)          AAA    Aaa      1,000      1,081,650
------------------------------------------------------------------
Minneapolis Health Care
  Facilities (Ebenezer
  Society Project); Series A
  RB
  7.00%, 07/01/12(f)           -      -         100        102,012
------------------------------------------------------------------
                                                         1,183,662
------------------------------------------------------------------
MISSISSIPPI-1.57%

Mississippi Higher Education
  Assistance Corp.; Student
  Loan Series 1994 C RB
  7.50%, 09/01/09(b)           -      A       5,000      5,463,100
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
MISSISSIPPI-(CONTINUED)

Ridgeland Urban Renewal (The
  Orchard Limited Project);
  Refunding Series A RB
  7.75%, 12/01/15(f)           -      -      $  250   $    273,468
------------------------------------------------------------------
                                                         5,736,568
------------------------------------------------------------------
MISSOURI-1.25%

Joplin Industrial
  Development Authority
  (Catholic Health
  Initiatives); Refunding
  Series A RB
  5.125%, 12/01/15             AA    Aa2      1,350      1,347,570
------------------------------------------------------------------
Kansas City Industrial
  Development Authority
  (General Motors Corp.
  Project); PCR
  6.05%, 04/01/06              A-     A3      1,435      1,480,690
------------------------------------------------------------------
Kansas City Municipal
  Assistance Corp.(Truman
  Medical Center Charitable
  Foundation); Leasehold
  Improvement Series 1991 A
  RB
  7.00%, 11/01/08              A      A3        605        659,033
------------------------------------------------------------------
Missouri (State of)
  Environmental Improvement
  and Energy Resources;
  Series 1995 C PCR
  5.85%, 01/01/10              -     Aa1      1,000      1,079,990
------------------------------------------------------------------
                                                         4,567,283
------------------------------------------------------------------
NEVADA-1.54%

Humboldt (County of) (Sierra
  Pacific Project); Series
  1987 PCR
  6.55%, 10/01/13(c)          AAA    Aaa      3,000      3,284,520
------------------------------------------------------------------
Las Vegas (City of);
  Refunding 1992 Limited Tax
  GO
  6.50%, 04/01/02(d)(e)       AAA    Aaa      1,000      1,103,040
------------------------------------------------------------------
Reno Redevelopment Agency;
  Refunding Sub-Series A Tax
  Allocation Notes
  6.00%, 06/01/10              -     Baa      1,185      1,242,591
------------------------------------------------------------------
                                                         5,630,151
------------------------------------------------------------------
NEW HAMPSHIRE-1.17%

New Hampshire Higher
  Educational & Health
  Facilities Authority
  (Daniel Webster College);
  RB
  7.625%, 07/01/16(f)          -      -         100        104,740
------------------------------------------------------------------
New Hampshire State Turnpike
  System; Series 1990 RB
  7.40%, 04/01/00(d)(e)       AAA    Aaa      3,850      4,194,845
------------------------------------------------------------------
                                                         4,299,585
------------------------------------------------------------------
NEW JERSEY-1.40%

Hudson County Correctional
  Facility; Certificates of
  Participation Series 1992
  RB
  6.60%, 12/01/21(c)          AAA    Aaa      1,250      1,356,075
------------------------------------------------------------------
Lacey School District;
  Unlimited Tax Series 1996
  GO
  5.30%, 11/01/06(c)          AAA    Aaa      1,000      1,074,970
------------------------------------------------------------------
New Jersey City Economic
  Development Authority
  (Atlantic City Sewer Co.);
  Sewer Facility Series 1991
  RB
  7.25%, 12/01/11(b)(f)        -      -       1,795      1,986,311
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
NEW JERSEY-(CONTINUED)

New Jersey City Economic
  Development Authority
  (Franciscan Oaks Project);
  First Mortgage Series RB
  5.70%, 10/01/17(f)           -      -      $  500   $    504,335
------------------------------------------------------------------
New Jersey Health Care
  Facility Financing
  Authority (St. Peters
  Medical Center); Series
  1987 C RB
  8.60%, 07/01/17(c)          AAA    Aaa        200        204,500
------------------------------------------------------------------
                                                         5,126,191
------------------------------------------------------------------
NEW MEXICO-1.65%

Albuquerque (City of)
  (Albuquerque Academy
  Project); Educational
  Facilities Series 1995 RB
  5.75%, 10/15/15             AA-    Aa2        915        960,192
------------------------------------------------------------------
Las Cruces South Central Solid Waste
  Authority; Environmental
  Services RB
  5.65%, 06/01/09              -      A         575        598,219
------------------------------------------------------------------
Los Alamos (County of);
  Utility Series A RB
  6.00%, 07/01/15(c)          AAA    Aaa      2,000      2,144,060
------------------------------------------------------------------
Santa Fe (City of); Series
  1994 A RB
  6.25%, 06/01/04(d)(e)       AAA    Aaa      2,100      2,326,968
------------------------------------------------------------------
                                                         6,029,439
------------------------------------------------------------------
NEW YORK-10.39%

New York (City of); GO
  8.25%, Unlimited Tax
  Series 1991 F
  11/15/01(d)(e)              AAA    Aaa      1,840      2,133,388
------------------------------------------------------------------
  7.00%, Unlimited Tax
  Series C, Sub-Series C-1
  08/01/02(d)(e)              NRR    Aaa         55         62,022
------------------------------------------------------------------
  7.00%, Unlimited Tax
  Series H 02/01/02(d)(e)     NRR    NRR        175        195,015
------------------------------------------------------------------
  7.20%, Unlimited Tax
  Series H 02/01/02(d)(e)     NRR    NRR        335        375,793
------------------------------------------------------------------
  7.70%, Series D
  02/01/02(d)(e)              NRR    Aaa      1,840      2,101,814
------------------------------------------------------------------
  7.65%, Series 1992 F
  02/01/02(d)(e)              NRR    NRR      4,295      4,898,190
------------------------------------------------------------------
  7.375%, Unlimited Tax
  Series B, Sub-Series B-1
  08/15/04(d)(e)              NRR    Aaa         60         70,964
------------------------------------------------------------------
  7.65%, Series 1992 F
  02/01/06                    BBB+   Baa1       480        540,874
------------------------------------------------------------------
  7.70%, Series D 02/01/09    BBB+   Baa1       160        180,331
------------------------------------------------------------------
  7.375%, Unlimited Tax
  Series B, Sub-Series B-1
  08/15/13                    BBB+   Baa1       440        507,778
------------------------------------------------------------------
  7.20%, Unlimited Tax
  Series H 02/01/15           BBB+   Baa1       165        182,741
------------------------------------------------------------------
  8.25%, Unlimited Tax
  Series 1991 F 11/15/15      BBB+   Baa1       160        182,981
------------------------------------------------------------------
  6.25%, Unlimited Tax
  Series A 08/01/17           BBB+   Baa1     3,035      3,260,440
------------------------------------------------------------------
  7.00%, Unlimited Tax
  Series C, Sub-Series C-1
  08/01/17                    BBB+   Baa1     1,945      2,153,912
------------------------------------------------------------------
  7.00%, Series B
  02/01/18(c)                 AAA    Aaa      1,000      1,112,390
------------------------------------------------------------------
  7.00%, Unlimited Tax
  Series H 02/01/20           BBB+   Baa1       175        192,189
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
NEW YORK-(CONTINUED)

New York City Industrial
  Development Agency
  (Brooklyn Navy Yard Cogen
  Partners); RB
  5.65%, 10/01/28(b)          BBB-   Baa3    $  500   $    502,205
------------------------------------------------------------------
New York City Industrial
  Development Agency (The
  Lighthouse Inc. Project);
  Series 1992 RB
  6.50%, 07/01/22(g)           AA    Aa2      1,500      1,607,175
------------------------------------------------------------------
New York City Industrial
  Development Agency
  (Marymount Manhattan
  College Project); RB
  7.00%, 07/01/23(f)           -      -         150        161,162
------------------------------------------------------------------
New York City Municipal
  Water Finance Authority;
  Water & Sewer Systems
  Series A RB
  5.00%, 06/15/17              A-     A2      1,350      1,333,422
------------------------------------------------------------------
New York State Dorm
  Authority (City University
  System); Series C RB
  6.00%, 07/01/16             BBB+   Baa1       500        508,860
------------------------------------------------------------------
New York State Dorm
  Authority (State
  University Educational
  Facilities); Refunding
  Series A RB
  6.50%, 05/15/06              A-     A3      1,000      1,136,480
------------------------------------------------------------------
New York State Environmental
  Facility Corp.; Water
  Revenue Series E PCR
  6.875%, 06/15/01(d)(e)      NRR    NRR      2,300      2,542,857
------------------------------------------------------------------
  6.875%, 06/15/10             A      Aa      1,100      1,211,287
------------------------------------------------------------------
New York & New Jersey Port
  Authority; Consolidated
  One Hundred & Ninth Series
  RB
  5.375%, 07/15/22            AA-     A1      2,000      2,042,520
------------------------------------------------------------------
New York State Urban
  Development Corp.; Capital
  Facilities 1991 Series 3
  RB
  7.375%, 01/01/02(d)(e)      NRR    Aaa      7,850      8,888,948
------------------------------------------------------------------
                                                        38,085,738
------------------------------------------------------------------
NORTH CAROLINA-2.19%

North Carolina Eastern
  Municipal Power Agency;
  Series A RB
  6.125%, 01/01/10(c)         AAA    Aaa      1,500      1,638,135
------------------------------------------------------------------
North Carolina Housing
  Finance Agency; Single
  Family-Series II RB
  6.20%, 03/01/16              AA    Aa2        625        669,181
------------------------------------------------------------------
North Carolina Medical Care
  Community Health Care
  Facilities (Glenaire
  Project); First Mortgage
  Series RB
  5.75%, 07/01/19(f)           -      -         500        495,250
------------------------------------------------------------------
  5.85%, 07/01/27(f)           -      -         500        498,600
------------------------------------------------------------------
North Carolina Municipal
  Power Agency (No. 1
  Catawba Electric Project);
  Refunding RB
  7.25%, 01/01/07              A-     A3      2,750      3,234,880
------------------------------------------------------------------
North Carolina Municipal
  Power Agency (No. 1
  Catawba Electric Project);
  Series 1990 RB
  6.50%, 01/01/10(c)(d)       AAA    Aaa        260        297,497
------------------------------------------------------------------
  6.50%, 01/01/10(c)          AAA    Aaa      1,115      1,186,984
------------------------------------------------------------------
                                                         8,020,527
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
NORTH DAKOTA-0.42%

Grand Forks Senior Housing
  (4000 Valley Square
  Project); Special Term
  Series RB
  6.375%, 12/01/34(f)          -      -      $  500   $    504,705
------------------------------------------------------------------
North Dakota Housing Finance
  Agency; Home Mortgage
  Series B RB
  5.85%, 07/01/28(b)           -     Aa3      1,000      1,026,930
------------------------------------------------------------------
                                                         1,531,635
------------------------------------------------------------------
OHIO-2.63%

Cleveland (City of) Parking
  Facilities; Improvement
  Series RB
  8.00%, 09/15/02(d)(e)       NRR    NRR        500        587,155
------------------------------------------------------------------
Fairfield (City of) Economic
  Development (Beverly
  Enterprises Project);
  Refunding Series RB
  8.50%, 01/01/03(f)           -      -         190        207,343
------------------------------------------------------------------
Fairfield (City of) School
  District; Unlimited Tax
  Series 1995 GO
  6.10%, 12/01/15(c)          AAA    Aaa      1,000      1,092,160
------------------------------------------------------------------
Findlay (City of); Limited
  Tax Series 1996 GO
  5.875%, 07/01/17            AA-     A1      1,000      1,055,680
------------------------------------------------------------------
Hamilton (County of);
  Electric System Mortgage
  Series 1998 RB
  8.00%, 10/15/98(d)(e)       AAA    Aaa      1,000      1,052,300
------------------------------------------------------------------
Mason (City of) Health Care
  Facilities (MCV Health
  Care Facilities, Inc.);
  Series 1990 RB
  7.625%, 02/01/40(c)         AAA     -       2,170      2,401,170
------------------------------------------------------------------
Montgomery (County of)
  (Grandview Hospital &
  Medical Center); Refunding
  Hospital Series RB
  5.50%, 12/01/10             BBB     -       1,000      1,013,020
------------------------------------------------------------------
Ohio Department of
  Transportation (Panhandle
  Rail Line Project); Series
  1992 Certificates of
  Participation
  6.50%, 04/15/12(c)          AAA    Aaa      1,100      1,203,235
------------------------------------------------------------------
Washington (County of)
  (Marietta Memorial
  Hospital); Series B RB
  7.00%, 09/01/12(c)          AAA    Aaa      1,000      1,013,650
------------------------------------------------------------------
                                                         9,625,713
------------------------------------------------------------------
OKLAHOMA-1.77%

McAlester (City of) Public
  Works Authority; Refunding
  and Improvement Series
  1995 RB
  5.50%, 12/01/10(c)          AAA    Aaa        975      1,058,636
------------------------------------------------------------------
Southern Oklahoma Memorial
  Hospital Authority; Series
  1993 A RB
  5.60%, 02/01/00(d)          NRR    NRR      1,250      1,288,550
------------------------------------------------------------------
Tulsa (City of) Industrial
  Authority (St. Johns
  Hospital); RB
  6.25%, 02/15/14              AA    Aa3      2,000      2,162,940
------------------------------------------------------------------
Tulsa (City of) Industrial
  Authority (Tulsa Regional
  Medical Center); Hospital
  Series RB
  7.20%, 06/01/03(d)(e)       AAA    NRR        500        578,475
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
OKLAHOMA-(CONTINUED)

Tulsa Public Facilities
  Authority-Capital
  Improvements-Water System;
  Series 1988 B RB
  6.00%, 03/01/08              A+     -      $1,305   $  1,396,076
------------------------------------------------------------------
                                                         6,484,677
------------------------------------------------------------------
OREGON-0.96%

Marion (County of) (Ogden
  Martin Systems); Refunding
  Solid Waste & Electric
  Series RB
  5.50%, 10/01/06(c)          AAA    Aaa      1,000      1,089,590
------------------------------------------------------------------
Portland (City of) Sewer
  System; Series 1994 A RB
  6.20%, 06/01/04(d)(e)        A+     A1      1,200      1,331,952
------------------------------------------------------------------
  6.25%, 06/01/04(d)(e)        A+     A1      1,000      1,112,730
------------------------------------------------------------------
                                                         3,534,272
------------------------------------------------------------------
PENNSYLVANIA-3.81%

Chester (County of) Health
  and Educational Facilities
  Authority (Jefferson
  Health Systems); Series B
  RB
  5.375%, 05/15/27            AA-     A1      4,000      4,019,440
------------------------------------------------------------------
Chester Upland School
  Authority; Refunding
  School Series B RB
  5.25%, 09/01/21(c)          AAA    Aaa      1,000      1,007,460
------------------------------------------------------------------
Doylestown Hospital
  Authority (Pine Run
  Hospital); Hospital Series
  A RB
  7.20%, 07/01/23(f)           -      -         150        163,046
------------------------------------------------------------------
Lancaster (County of) Solid
  Waste Management
  Authority; Resource
  Recovery System Series
  1988 A RB
  8.50%, 12/15/10(b)          BBB     A       3,500      3,626,210
------------------------------------------------------------------
Montgomery County Industrial
  Development Authority
  (Meadowood Corp. Project);
  Refunding First Mortgage
  Series A RB
  10.25%, 12/01/00(d)(e)      NRR    NRR        100        113,502
------------------------------------------------------------------
Montgomery County Industrial
  Development
  Authority (Pennsburg
  Nursing & Rehabilitation
  Center); RB
  7.625%, 07/01/18             -     Ba3        100        111,242
------------------------------------------------------------------
Pennsylvania (State of);
  Third Series GO
  6.75%, 11/15/13(c)          AAA    Aaa      1,250      1,421,750
------------------------------------------------------------------
Pennsylvania Economic
  Development Finance
  Authority (Colver
  Project); Resource
  Recovery Series 1994 D RB
  7.05%, 12/01/10(b)          BBB-    -       2,900      3,223,292
------------------------------------------------------------------
Scranton-Lackawanna Health &
  Welfare Authority (Moses
  Taylor Hospital Project);
  Series B RB
  8.50%, 07/01/01(d)(e)       AAA    NRR        250        289,290
------------------------------------------------------------------
                                                        13,975,232
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
PUERTO RICO-1.51%

Puerto Rico (Commonwealth
  of) Electric Power
  Authority; Series 1991 P
  RB 7.00%, 07/01/01(d)(e)    NRR    Aaa     $1,325   $  1,476,222
------------------------------------------------------------------
  6.00%, Series 1989
    07/01/10                  BBB+   Baa1     4,000      4,057,680
------------------------------------------------------------------
                                                         5,533,902
------------------------------------------------------------------
RHODE ISLAND-0.68%

Rhode Island Depositors
  Economic Protection Corp.;
  Special Obligation Series
  1992 A RB
  6.95%, 08/01/02(d)(e)       AAA    Aaa      1,250      1,409,400
------------------------------------------------------------------
Rhode Island Housing and
  Mortgage Finance Agency;
  Homeownership Opportunity
  Series 15 B RB
  6.00%, 10/01/04             AA+    Aa2      1,000      1,079,020
------------------------------------------------------------------
                                                         2,488,420
------------------------------------------------------------------
SOUTH CAROLINA-0.60%

Piedmont Municipal Power
  Agency; Refunding Electric
  Series A RB
  5.75%, 01/01/24             BBB    Baa1     1,150      1,150,955
------------------------------------------------------------------
South Carolina State
  Education Assistance
  Authority; Guaranteed
  Student Loan Series 1990
  RB
  6.60%, 09/01/01(b)           AA     -         500        529,010
------------------------------------------------------------------
South Carolina State Housing
  Finance and Development
  Authority; Homeownership
  Mortgage Series 1990 C RB
  7.50%, 07/01/05(b)           AA    Aa2        500        529,755
------------------------------------------------------------------
                                                         2,209,720
------------------------------------------------------------------
SOUTH DAKOTA-0.03%

South Dakota Health &
  Educational Facilities
  Authority (Huron Regional
  Medical Center); RB
  7.25%, 04/01/20             BBB     -         100        110,939
------------------------------------------------------------------
TENNESSEE-1.20%

Franklin Industrial
  Development Board
  (Landings Apartment
  Project); Multifamily
  Housing Series A RB
  5.75%, 04/01/10(c)          AAA    Aaa      1,165      1,224,928
------------------------------------------------------------------
Nashville and Davidson
  (Counties of) Metropolitan
  Government; Water and
  Sewer Refunding Series
  1986 RB
  7.25%, 01/20/98(e)           A      A1        145        145,580
------------------------------------------------------------------
Shelby (County of);
  Unlimited Tax School GO
  6.00%, 03/01/02(d)(e)       NRR    NRR      1,000      1,074,310
------------------------------------------------------------------
Shelby County Health,
  Educational & Housing
  Facilities Board (Kirby
  Pines); Health Care
  Facilities Series A RB
  6.25%, 11/15/16(f)           -      -       1,000      1,014,960
------------------------------------------------------------------
Tennessee Housing
  Development Agency;
  Homeownership Progressive
  Series Q RB
  6.80%, 07/01/17              AA    Aa2        895        953,614
------------------------------------------------------------------
                                                         4,413,392
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
TEXAS-14.66%

Arlington Independent School
  District; Refunding Series
  1995 GO
  5.75%, 02/15/21(c)           -     Aaa     $1,000   $  1,041,910
------------------------------------------------------------------
Austin (City of); Utility
  System RB
  6.50%, 05/15/01(d)(e)       AAA    Aaa      1,380      1,506,919
------------------------------------------------------------------
Austin Community College
  District; Combined Fee
  Revenue Building and
  Refunding Series 1995 RB
  6.10%, 02/01/13(c)          AAA    Aaa      1,115      1,205,839
------------------------------------------------------------------
Bellville Independent School
  District; Unlimited Tax
  School Building and
  Refunding Series 1995 GO
  6.125%, 02/01/20(c)          -     Aaa        830        897,637
------------------------------------------------------------------
Brazos (County of) Health
  Facilities Development
  Corp. (Franciscan Services
  Corp.); Series A RB
  5.375%, 01/01/22(c)         AAA    Aaa      2,000      2,026,500
------------------------------------------------------------------
Brazos Higher Education Loan
  Authority Inc.; Student
  Loan Refunding RB
  6.30%, Refunding Series
  1992 C-1 11/01/01(b)         -      Aa        325        343,888
------------------------------------------------------------------
  6.45%, Series 1992 C-1
  11/01/02(b)                  -      Aa      1,135      1,216,141
------------------------------------------------------------------
  6.50%, Series 1994 B-1
  06/01/04(b)                  -      A         260        280,831
------------------------------------------------------------------
Carrollton (City of); GO
  5.75%, 08/15/16             AA-     Aa      1,000      1,049,750
------------------------------------------------------------------
Comal County Industrial
  Development Authority (The
  Coleman Company, Inc.
  Project); Industrial
  Development Series 1980 RB
  9.25%, 08/01/00(d)          NRR    NRR        840        907,158
------------------------------------------------------------------
Dallas (City of); Waterworks
  and Sewer System Refunding
  and Improvement Series RB
  5.35%, 04/01/14              AA     Aa      3,055      3,134,430
------------------------------------------------------------------
Dallas (City of); Waterworks
  and Sewer System Series A
  RB
  6.00%, 10/01/14              AA    Aa2      2,030      2,130,607
------------------------------------------------------------------
Dallas-Fort Worth Regional
  Airport Authority; Airport
  Series 1985 RB
  6.10%, 11/01/07             AAA    Aaa        200        200,496
------------------------------------------------------------------
  6.10%, 11/01/07(c)           A+     A1        430        433,255
------------------------------------------------------------------
Georgetown (City of);
  Utility System Series 1995
  A RB
  6.20%, 08/15/15(c)          AAA    Aaa      1,500      1,618,560
------------------------------------------------------------------
Harris County; Toll Road
  Unlimited Tax General
  Obligation and Subordinate
  Lien Refunding Series 1991
  RB
  6.75%, 08/01/14              AA    Aa2      3,850      4,234,654
------------------------------------------------------------------
  5.375%, 08/15/20(c)         AAA    Aaa      1,000      1,012,650
------------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Saint Luke's
  Episcopal Hospital
  Project); Series 1991 RB
  6.70%, 02/15/03(d)(e)       AAA    NRR      1,000      1,108,960
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
TEXAS-(CONTINUED)

Harris County Mental Health
  and Mental Retardation
  Authority; Refunding
  Series 1992 RB
  6.25%, 09/15/10(c)          AAA    Aaa     $4,500   $  4,817,565
------------------------------------------------------------------
Houston (City of); Refunding
  Series 1992 C GO
  6.25%, 03/01/02(d)(e)       NRR    NRR      1,470      1,577,854
------------------------------------------------------------------
Hurst, Euless, Bedford,
  Texas Independent School
  District; Refunding RB
  6.50%, 08/15/04(c)(d)(e)    AAA    Aaa        640        718,253
------------------------------------------------------------------
  6.50%, 08/15/24(c)          AAA    Aaa        360        396,636
------------------------------------------------------------------
Keller (City of) Independent
  School District;
  Certificates of
  Participation Series 1994
  RB
  6.00%, 08/15/05(c)          AAA    Aaa      1,000      1,107,900
------------------------------------------------------------------
Lockhart (City of);
  Certificates of
  Participation Tax and
  Utility Systems Series
  1996 GO
  5.85%, 08/01/11(c)          AAA    Aaa        605        653,146
------------------------------------------------------------------
  5.90%, 08/01/16(c)          AAA    Aaa      1,100      1,161,204
------------------------------------------------------------------
North Texas Higher Education
  Authority Inc.; Student
  Loan Refunding Series D RB
  6.10%, 04/01/08(b)           -      Aa      1,000      1,041,970
------------------------------------------------------------------
  6.30%, 04/01/09(b)           -      A         500        523,865
------------------------------------------------------------------
Plano (City of) Independent
  School District; Unlimited
  Tax Series 1991 B GO
  5.625%, 02/15/01(d)(e)      AAA    Aaa      2,500      2,610,075
------------------------------------------------------------------
Tarrant (County of) Texas
  Water Control and
  Improvement District #1;
  Refunding Series 1993 RB
  5.20%, 03/01/10             AAA    Aaa      2,000      2,035,080
------------------------------------------------------------------
Texas (State of) Public
  Property Finance Corp.
  (Mental Health Mental
  Retardation); Series 1996
  RB
  6.20%, 09/01/16             BBB+    -       1,590      1,665,541
------------------------------------------------------------------
Texas (State of); Unlimited
  Tax Veteran's Land GO
  6.40%, 12/01/24(b)           AA    Aa2      2,000      2,131,600
------------------------------------------------------------------
Texas (State of) Department
  of Housing and Community
  Affairs (Asmara Project);
  Multifamily Housing Series
  1996 A RB
  6.30%, 01/01/16              A      -         310        335,832
------------------------------------------------------------------
Texas (State of) Housing
  Agency; Residential
  Development Mortgage
  Series 1987 D RB
  8.40%, 07/01/20(b)           A+     Aa      3,045      3,220,209
------------------------------------------------------------------
Texas (State of) Public
  Finance Authority (General
  Services Community
  Projects); Refunding
  Building Series A RB
  5.00%, 02/01/15(c)          AAA    Aaa      1,500      1,493,115
------------------------------------------------------------------
Texas National Research
  Laboratory Community
  Financing Corp.
  (Superconducting Super
  Collider); Lease RB
  7.10%, 12/01/01(d)(e)       AAA    Aaa        600        673,356
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
TEXAS-(CONTINUED)

Tyler Health Facilities
  Development Corp. (Mother
  Frances Hospital);
  Hospital Series A RB
  5.625%, 07/01/13             -     Baa2    $1,000   $  1,004,110
------------------------------------------------------------------
Victoria (County of) Texas
  Hospital Citizens Medical
  Center; RB
  6.20%, 01/01/10(c)           -     Aaa      1,000      1,092,060
------------------------------------------------------------------
Weatherford (City of)
  Independent School
  District; Refunding Series
  1994 GO
  6.40%, 02/15/05(d)(e)       AAA    Aaa      1,000      1,101,020
------------------------------------------------------------------
                                                        53,710,576
------------------------------------------------------------------
UTAH-1.88%

Intermountain Power Agency
  (Utah Power Supply); RB
  5.00%, Series 1986 B,
  07/01/16                     A+     A1      1,550      1,492,061
------------------------------------------------------------------
  5.00%, Series 1986 C,
  07/01/18                     A+     A1        950        906,633
------------------------------------------------------------------
Salt Lake (County of)
  (Westminster College
  Project); RB
  5.75%, 10/01/27             BBB     -       1,000      1,029,860
------------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Federally
  Insured Term Subordinate
  Single Family Mortgage RB
  6.30%, Series 1994 E-1,
  07/01/06                     A+     -         615        667,077
------------------------------------------------------------------
  7.15%, Series 1994 G-1,
  07/01/06                     A+     A1        530        588,607
------------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Series
  1994 C RB
  6.05%, 07/01/06              -      A1        810        864,756
------------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Single
  Family Mortgage Series G2
  RB
  6.45%, 07/01/27(b)          AAA    Aaa      1,235      1,325,192
------------------------------------------------------------------
                                                         6,874,186
------------------------------------------------------------------
VIRGIN ISLANDS-1.08%

Virgin Islands Public
  Finance Authority;
  Matching Fund Loan Notes
  Series A RB
  7.25%, 10/01/18(f)           -      -       1,000      1,129,480
------------------------------------------------------------------
Virgin Islands Territory
  (Hugo Insurance Claims
  Fund); Special Tax Bond
  Series 1991 GO
  7.75%, 10/01/06(f)           -      -       2,565      2,838,532
------------------------------------------------------------------
                                                         3,968,012
------------------------------------------------------------------
VIRGINIA-0.67%

Covington-Alleghany (County
  of) Industrial Development
  Authority (Beverly
  Enterprises); Refunding
  Series RB
  9.375%, 09/01/01(f)          -      -          55         61,612
------------------------------------------------------------------
Richmond (City of); Public
  Improvement Refunding
  Series B GO
  6.25%, 01/15/18              AA     A1      2,000      2,138,760
------------------------------------------------------------------
Virginia Housing Development
  Authority; Commonwealth
  Mortgage Series A RB
  7.10%, 01/01/17             AA+    Aa1        250        264,552
------------------------------------------------------------------
                                                         2,464,924
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
WASHINGTON-2.95%

Clark (County of) Gamas
  School District #117; GO
  6.00%, 12/01/14(c)          AAA    Aaa     $1,000   $  1,085,620
------------------------------------------------------------------
King (County of); Unlimited
  Tax GO
  5.50%, 07/01/07(d)          AAA    Aaa        500        533,480
------------------------------------------------------------------
King (County of); Unlimited
  Tax Refunding GO
  6.50%, 12/01/11             AA+    Aa1        500        500,975
------------------------------------------------------------------
Pend Oreille (County of)
  Public Utility District
  #1; Electric Series B RB
  6.30%, 01/01/17             BBB+    A       1,400      1,477,448
------------------------------------------------------------------
Seattle (City of)
  Metropolitan Municipality;
  Refunding Unlimited Sales
  Tax Series GO
  6.875%, 01/01/20             A+     Aa      1,450      1,491,514
------------------------------------------------------------------
Seattle (City of)
  Metropolitan Municipality
  Sewer District; Series T
  RB
  6.80%, 01/01/00(d)(e)       NRR    NRR      1,780      1,904,296
------------------------------------------------------------------
Washington State Public
  Power Supply System
  (Nuclear Project No. 1);
  Refunding Series A RB
  6.00%, 07/01/07(c)          AAA    Aaa      1,000      1,109,880
------------------------------------------------------------------
  5.75%, 07/01/12(c)          AAA    Aaa      2,000      2,131,320
------------------------------------------------------------------
West Richland (City of);
  Water & Sewer Series RB
  7.00%, 12/01/04(d)(e)       AAA    Aaa        500        578,250
------------------------------------------------------------------
                                                        10,812,783
------------------------------------------------------------------
WEST VIRGINIA-0.14%

Ohio County Board of
  Education; Unlimited Tax
  Refunding Series GO
  5.125%, 06/01/18             A+     A         500        497,155
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
WISCONSIN-1.11%

Wisconsin Housing and
  Economic Development
  Authority; Home Ownership
  RB
  7.40%, Series 1994 F
  07/01/13(b)                  AA    Aa2     $1,000   $  1,096,150
------------------------------------------------------------------
  7.35%, Series 1994 E
  01/01/17                     AA    Aa2        500        545,340
------------------------------------------------------------------
  8.00%, Series 1990 E
  03/01/21(b)                  AA     Aa        300        316,472
------------------------------------------------------------------
Wisconsin Health and
  Educational Facilities
  Authority (Sinai Samaritan
  Medical Center); Series
  1994 F RB 5.75%,
  08/15/16(c)                  AA     Aa      1,500      1,576,515
------------------------------------------------------------------
Wisconsin Health and
  Educational Facilities
  Authority (Wheaton
  Franciscan Services Inc.);
  RB
  8.20%, 08/15/98(d)(e)       NRR    Aaa        500        523,155
------------------------------------------------------------------
                                                         4,057,632
------------------------------------------------------------------
WYOMING-0.96%

Campbell (County of) School
  District No. 1 (Gillette);
  Unlimited Tax Series GO
  5.35%, 06/01/04             AAA    Aaa      1,000      1,064,510
------------------------------------------------------------------
Laramie (County of)
  (Memorial Hospital
  Project); Hospital
  Series RB
  6.70%, 05/01/12(c)          AAA    Aaa        250        276,915
------------------------------------------------------------------
Natrona (County of) Wyoming
  Medical Center; RB
  6.00%, 09/15/11(c)          AAA    Aaa      1,000      1,086,470
------------------------------------------------------------------
Sweetwater (County of)
  (Idaho Power Company
  Project); PCR
  Series 1996 A RB
  6.05%, 07/15/26              A      A3      1,000      1,073,240
------------------------------------------------------------------
                                                         3,501,135
------------------------------------------------------------------
TOTAL INVESTMENTS-97.99%                               359,123,485
------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-2.01%                      7,355,322
------------------------------------------------------------------
NET ASSETS-100.00%                                    $366,478,807
==================================================================

Notes to Schedule of Investments:

(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding for the security. Ratings are not covered by Independent Auditors' Report.
(b) Security subject to the alternative minimum tax.
(c) Secured by bond insurance.
(d) Secured by an escrow fund of U.S. Treasury obligations.
(e) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(f) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(g) Secured by a letter of credit.

Investment Abbreviations:

GO  - General Obligation Bonds
IDR - Industrial Development Revenue Bonds
NRR - Not Re-Rated
PCR - Pollution Control Revenue Bonds
RB  - Revenue Bonds

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1997

ASSETS:

Investments, at market value (cost
  $331,790,903)                               $359,123,485
----------------------------------------------------------
Cash                                               787,976
----------------------------------------------------------
Receivables for:
  Fund shares sold                                 488,687
----------------------------------------------------------
  Interest                                       6,554,748
----------------------------------------------------------
  Investments sold                                 830,750
----------------------------------------------------------
Investment for deferred compensation plan           65,053
----------------------------------------------------------
Other assets                                        28,067
----------------------------------------------------------
    Total assets                               367,878,766
----------------------------------------------------------

LIABILITIES:

Payables for:
  Fund shares reacquired                            95,828
----------------------------------------------------------
  Dividends                                        699,674
----------------------------------------------------------
  Deferred compensation plan                        65,053
----------------------------------------------------------
Accrued advisory fees                              140,726
----------------------------------------------------------
Accrued administrative service fees                  5,442
----------------------------------------------------------
Accrued distribution fees                          251,546
----------------------------------------------------------
Accrued trustees' fees                               2,970
----------------------------------------------------------
Accrued transfer agent fees                        106,994
----------------------------------------------------------
Accrued operating expenses                          31,726
----------------------------------------------------------
    Total liabilities                            1,399,959
----------------------------------------------------------
Net assets applicable to shares outstanding   $366,478,807
==========================================================

NET ASSETS:

Class A                                       $318,468,805
==========================================================
Class B                                       $ 47,185,232
==========================================================
Class C                                       $    824,770
==========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                         38,171,168
==========================================================
Class B                                          5,647,120
==========================================================
Class C                                             98,779
==========================================================
Class A:
  Net asset value and redemption price per
    share                                     $       8.34
==========================================================
  Offering price per share:
    (Net asset value of $8.34
    divided by 95.25%)                        $       8.76
==========================================================
Class B:
  Net asset value and offering price per
    share                                     $       8.36
==========================================================
Class C:
  Net asset value and offering price per
    share                                     $       8.35
==========================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME:

Interest                                       $20,118,944
----------------------------------------------------------

EXPENSES:

Advisory fees                                    1,532,157
----------------------------------------------------------
Administrative service fees                         70,780
----------------------------------------------------------
Custodian fees                                      17,893
----------------------------------------------------------
Transfer agent fees - Class A                      240,369
----------------------------------------------------------
Transfer agent fees - Class B                       32,698
----------------------------------------------------------
Transfer agent fees - Class C                          124
----------------------------------------------------------
Trustees' fees                                      10,573
----------------------------------------------------------
Distribution fees - Class A                        732,575
----------------------------------------------------------
Distribution fees - Class B                        398,613
----------------------------------------------------------
Distribution fees - Class C                          1,511
----------------------------------------------------------
Other                                              268,154
----------------------------------------------------------
    Total expenses                               3,305,447
----------------------------------------------------------
Less: Expenses paid indirectly                      (4,966)
----------------------------------------------------------
     Net expenses                                3,300,481
----------------------------------------------------------
Net investment income                           16,818,463
----------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENT
  SECURITIES:

Net realized gain on sales of investment
  securities                                       114,781
----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                     9,751,922
----------------------------------------------------------
    Net gain on investment securities            9,866,703
----------------------------------------------------------
Net increase in net assets resulting from
  operations                                   $26,685,166
==========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                  1997            1996
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $ 16,818,463    $ 15,871,748
------------------------------------------------------------------------------------------
  Net realized gain on sales of investment securities              114,781         118,748
------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities                                                   9,751,922      (4,496,798)
------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        26,685,166      11,493,698
------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                      (15,139,605)    (14,634,820)
------------------------------------------------------------------------------------------
  Class B                                                       (1,703,002)     (1,210,672)
------------------------------------------------------------------------------------------
  Class C                                                           (5,880)             --
------------------------------------------------------------------------------------------
Distributions in excess of net investment income:
  Class A                                                         (152,238)             --
------------------------------------------------------------------------------------------
  Class B                                                          (20,640)             --
------------------------------------------------------------------------------------------
  Class C                                                              (62)             --
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       30,852,332      (1,870,211)
------------------------------------------------------------------------------------------
  Class B                                                       12,563,423      12,523,478
------------------------------------------------------------------------------------------
  Class C                                                          817,511              --
------------------------------------------------------------------------------------------
    Net increase in net assets                                  53,897,005       6,301,473
------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          312,581,802     306,280,329
------------------------------------------------------------------------------------------
  End of period                                               $366,478,807    $312,581,802
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $340,696,817    $296,629,932
------------------------------------------------------------------------------------------
  Undistributed net investment income                              (71,348)        (34,765)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on investment
    securities                                                  (1,479,244)     (1,594,025)
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities              27,332,582      17,580,660
------------------------------------------------------------------------------------------
                                                              $366,478,807    $312,581,802
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1997

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Municipal Bond Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: the Class A shares, the Class B shares, and the Class C shares. The new Class C shares commenced sales on August 4, 1997. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's objective is to achieve a high level of current income exempt from federal income taxes consistent with the preservation of principal by investing in a diversified portfolio of municipal bonds.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Portfolio securities are valued based on market quotations or at fair value determined by a pricing service approved by the Board of Trustees, provided that securities with a demand feature exercisable within one to seven days will be valued at par. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Notwithstanding the above, short-term obligations with maturities of 60 days or less are valued at amortized cost.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Distributions from net realized capital gains, if any, are recorded on ex-dividend date and are paid annually. On December 31, 1997, undistributed net investment income was increased by $166,381 and paid-in capital reduced by $166,381 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $1,479,245 (which may be carried forward to offset future taxable capital gains, if any) which expires, if not previously utilized, in the year 2002. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% of the first $200 million of the Fund's average daily net assets, plus 0.40% of the Fund's average daily net assets in excess of $200 million to and including $500 million, plus 0.35% of the Fund's average daily net assets in excess of $500 million to and including $1 billion, plus 0.30% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $70,780 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 1997, AFS was paid $113,921 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee by the Class B or Class C shares under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer, or pledge to one or more designees, its rights to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the year ended December 31, 1997, for the Class A shares and Class B shares and the period August 4, 1997 (date sales commenced) through December 31, 1997, the Class A, Class B and Class C shares paid AIM Distributors $732,575, $398,613, and $1,511 respectively, as compensation under the Plans.
  AIM Distributors received commissions of $87,434 from sales of the Class A shares of the Fund during the year ended December 31, 1997. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1997, AIM Distributors received $44,830 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
  During the year ended December 31, 1997, the Fund paid legal fees of $5,021 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 15, 1997, the Fund was limited to borrowing up to the lesser of (i) $325,000,000 or (ii) the limits set by its prospectus for borrowings. During the year ended December 31, 1997, the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 5-INDIRECT EXPENSES

AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced Fund expenses by $1,233 during the year ended December 31, 1997. Also during the year ended December 31, 1997, the Fund received a reduction in transfer agency fees from AFS (an affiliate of AIM) of $3,733, under an expense offset arrangement. The effect of the above arrangements resulted in reductions of the Fund's total expenses of $4,966 during the year ended December 31, 1997.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1997 was $94,911,754 and $78,890,833, respectively.

The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1997 was as follows:

Aggregate unrealized appreciation of investment securities                                                   $27,334,470
------------------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                                      (1,888)
------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                                                         $27,332,582
------------------------------------------------------------------------------------------------------------------------

Investments have the same cost for tax and financial statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                                                           1997                          1996
                                                                --------------------------    ---------------------------
                                                                  SHARES         AMOUNT         SHARES          AMOUNT
                                                                ----------    ------------    -----------    ------------
Sold:
  Class A                                                       10,031,224    $ 79,386,539      5,797,996    $ 47,332,136
------------------------------------------------------------    --------------------------    ---------------------------
  Class B                                                        2,368,696      19,504,059      2,660,265      21,695,791
------------------------------------------------------------    --------------------------    ---------------------------
  Class C*                                                         111,584         923,229             --              --
------------------------------------------------------------    --------------------------    ---------------------------
Issued as reinvestment of dividends:
  Class A                                                        1,051,195       8,642,466      1,054,624       8,611,381
------------------------------------------------------------    --------------------------    ---------------------------
  Class B                                                          131,460       1,082,551         85,876         701,022
------------------------------------------------------------    --------------------------    ---------------------------
  Class C*                                                             510           4,239             --              --
------------------------------------------------------------    --------------------------    ---------------------------
Reacquired:
  Class A                                                       (6,962,233)    (57,176,673)    (7,075,891)    (57,813,728)
------------------------------------------------------------    --------------------------    ---------------------------
  Class B                                                         (975,132)     (8,023,187)    (1,208,742)     (9,873,335)
------------------------------------------------------------    --------------------------    ---------------------------
  Class C*                                                         (13,315)       (109,957)            --              --
------------------------------------------------------------    --------------------------    ---------------------------
                                                                 5,743,989    $ 44,233,266      1,314,128    $ 10,653,267
============================================================    ==========================    ===========================

* Class C shares commenced sales on August 4, 1997.

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A outstanding during each of the years in the five-year period ended December 31, 1997, for a share of Class B outstanding during each of the years in the four-year period ended December 31, 1997 and the period September 1, 1993 (date sales commenced) through December 31, 1993, and for a share of Class C outstanding during the period August 4, 1997 (date sales commenced) through December 31, 1997.

                                                                                         CLASS A
                                                               ------------------------------------------------------------
                                                                 1997         1996         1995         1994         1993
                                                               --------     --------     --------     --------     --------
Net asset value, beginning of period                           $  8.19      $   8.31     $   7.78     $   8.61     $   8.27
------------------------------------------------------------   --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income                                           0.42          0.43         0.43         0.46         0.48
------------------------------------------------------------   --------     --------     --------     --------     --------
  Net gains (losses) on securities
    (both realized and unrealized)                                0.16         (0.12)        0.56        (0.78)        0.46
------------------------------------------------------------   --------     --------     --------     --------     --------
    Total from investment operations                              0.58          0.31         0.99        (0.32)        0.94
------------------------------------------------------------   --------     --------     --------     --------     --------
Less distributions:
  Dividends from net investment income                           (0.43)        (0.43)       (0.43)       (0.45)       (0.48)
------------------------------------------------------------   --------     --------     --------     --------     --------
  Distributions from net realized gains                             --            --           --        (0.03)       (0.11)
------------------------------------------------------------   --------     --------     --------     --------     --------
  Returns of capital                                                --            --        (0.03)       (0.03)       (0.01)
------------------------------------------------------------   --------     --------     --------     --------     --------
    Total distributions                                          (0.43)        (0.43)       (0.46)       (0.51)       (0.60)
------------------------------------------------------------   --------     --------     --------     --------     --------
Net asset value, end of period                                 $  8.34      $   8.19     $   8.31     $   7.78     $   8.61
------------------------------------------------------------   --------     --------     --------     --------     --------
Total return(a)                                                   7.27%         3.90%       13.05%       (3.79)%      11.66%
============================================================   ========     ========     ========     ========     ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $318,469     $278,812     $284,803     $257,456     $294,209
============================================================   ========     ========     ========     ========     ========
Ratio of expenses to average net assets                           0.90%(b)(c)   0.80%        0.88%        0.89%        0.91%
============================================================   ========     ========     ========     ========     ========
Ratio of net investment income to average net assets              5.14%(b)      5.29%        5.26%        5.61%        5.65%
============================================================   ========     ========     ========     ========     ========
Portfolio turnover rate                                             24%           26%          36%          43%          24%
============================================================   ========     ========     ========     ========     ========

(a) Does not deduct sales charges.
(b) Ratios are based on average daily net assets of $293,030,139.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.

                                                                                 CLASS B                          CLASS C
                                                           ---------------------------------------------------    -------
                                                             1997        1996       1995       1994      1993      1997
                                                             ----       -------    -------    ------    ------    -------
Net asset value, beginning of period                       $  8.19      $  8.31    $  7.78    $ 8.61    $ 8.71    $ 8.30
--------------------------------------------------------   -------      -------    -------    ------    ------    ------
Income from investment operations:
  Net investment income                                       0.36         0.37       0.39      0.39      0.14      0.15
--------------------------------------------------------   -------      -------    -------    ------    ------    ------
  Net gains (losses) on securities (both realized and
    unrealized)                                               0.17        (0.13)      0.54     (0.78)     0.01      0.04
--------------------------------------------------------   -------      -------    -------    ------    ------    ------
      Total from investment operations                        0.53         0.24       0.93     (0.39)     0.15      0.19
--------------------------------------------------------   -------      -------    -------    ------    ------    ------
Less distributions:
  Dividends from net investment income                       (0.36)       (0.36)     (0.37)    (0.38)    (0.13)    (0.14)
--------------------------------------------------------   -------      -------    -------    ------    ------    ------
  Distributions from net realized gains                         --           --         --     (0.03)    (0.11)       --
--------------------------------------------------------   -------      -------    -------    ------    ------    ------
  Returns of capital                                            --           --      (0.03)    (0.03)    (0.01)       --
--------------------------------------------------------   -------      -------    -------    ------    ------    ------
      Total distributions                                    (0.36)       (0.36)     (0.40)    (0.44)    (0.25)    (0.14)
--------------------------------------------------------   -------      -------    -------    ------    ------    ------
Net asset value, end of period                             $  8.36      $  8.19    $  8.31    $ 7.78    $ 8.61    $ 8.35
========================================================   =======      =======    =======    ======    ======    ======
Total return(a)                                               6.59%        2.99%     12.14%    (4.57)%    1.95%     2.36%
========================================================   =======      =======    =======    ======    ======    ======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $47,185      $33,770    $21,478    $9,175    $2,319    $  825
========================================================   =======      =======    =======    ======    ======    ======
Ratio of expenses to average net assets(b)                    1.66%(c)(d)  1.61%      1.68%     1.67%     1.65%(e)  1.67%(c)(d)(e)
========================================================   =======      =======    =======    ======    ======    ======
Ratio of net investment income to average net assets(f)       4.38%(c)     4.49%      4.46%     4.83%     4.91%(e)  4.37%(c)(e)
========================================================   =======      =======    =======    ======    ======    ======
Portfolio turnover rate                                         24%          26%        36%       43%       24%       24%
========================================================   =======      =======    =======    ======    ======    ======

(a) Does not deduct contingent deferred sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average daily net assets prior to fee waivers and/or expense reimbursements were 1.77%, 1.84% and 3.08% (annualized) for the periods 1995-1993, respectively.
(c) Ratios are based on average daily net assets of $39,861,298 and $367,550, respectively for Class B and Class C.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) Annualized.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income to average daily net assets prior to fee waivers and/or expense reimbursements are 4.37%, 4.66% and 3.48% (annualized) for the periods 1995-1993, respectively.

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Trustees and Shareholders of
                       AIM Municipal Bond Fund:

                       We have audited the accompanying statement of assets and liabilities of AIM Municipal Bond Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Municipal Bond Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                    KPMG Peat Marwick LLP

                       Houston, Texas
                       February 6, 1998

                                                             Trustees & Officers


BOARD OF TRUSTEES                           OFFICERS                                        OFFICE OF THE FUND

Charles T. Bauer                            Charles T. Bauer                                11 Greenway Plaza
Chairman                                    Chairman                                        Suite 100
A I M Management Group Inc.                                                                 Houston, TX 77046
                                            Robert H. Graham
Bruce L. Crockett                           President                                       INVESTMENT ADVISOR
Director
ACE Limited;                                John J. Arthur                                  A I M Advisors, Inc.
Formerly Director, President, and           Senior Vice President and Treasurer             11 Greenway Plaza
Chief Executive Officer                                                                     Suite 100
COMSAT Corporation                          Carol F. Relihan                                Houston, TX 77046
                                            Senior Vice President and Secretary
Owen Daly II                                                                                TRANSFER AGENT
Director                                    Gary T. Crum
Cortland Trust Inc.                         Senior Vice President                           A I M Fund Services, Inc.
                                                                                            P.O. Box 4739
Jack Fields                                 Dana R. Sutton                                  Houston, TX 77210-4739
Chief Executive Officer                     Vice President and Assistant Treasurer
Texana Global, Inc.                                                                         CUSTODIAN
Formerly Member of the                      Robert G. Alley
U.S. House of Representatives               Vice President                                  The Bank of New York
                                                                                            90 Washington Street
Carl Frischling                             Stuart W. Coco                                  New York, NY 10286
Partner                                     Vice President
Kramer, Levin, Naftalis & Frankel                                                           COUNSEL TO THE FUND
                                            Melville B. Cox
Robert H. Graham                            Vice President                                  Ballard Spahr
President and Chief Executive Officer                                                       Andrews & Ingersoll
A I M Management Group Inc.                 Karen Dunn Kelly                                1735 Market Street
                                            Vice President                                  Philadelphia, PA 19103
John F. Kroeger
Formerly Consultant                         Jonathan C. Schoolar                            COUNSEL TO THE TRUSTEES
Wendell & Stockel Associates, Inc.          Vice President
                                                                                            Kramer, Levin, Naftalis & Frankel
Lewis F. Pennock                            P. Michelle Grace                               919 Third Avenue
Attorney                                    Assistant Secretary                             New York, NY 10022

Ian W. Robinson                             Nancy L. Martin                                 DISTRIBUTOR
Consultant; Formerly Executive              Assistant Secretary
Vice President and                                                                          A I M Distributors, Inc.
Chief Financial Officer                     Ofelia M. Mayo                                  11 Greenway Plaza
Bell Atlantic Management                    Assistant Secretary                             Suite 100
Services, Inc.                                                                              Houston, TX 77046
                                            Kathleen J. Pflueger
Louis S. Sklar                              Assistant Secretary                             AUDITORS
Executive Vice President
Hines Interests                             Samuel D. Sirko                                 KMPG Peat Marwick LLP
Limited Partnership                         Assistant Secretary                             700 Louisiana
                                                                                            Houston, TX 77002
                                            Stephen I. Winer
                                            Assistant Secretary

                                            Mary J. Benson
                                            Assistant Treasurer


REQUIRED FEDERAL INCOME TAX INFORMATION

AIM Municipal Bond Fund Class A, Class B, and Class C shares paid ordinary dividends in the amount of $0.429, $0.357 and $0.144, respectively, to shareholders during its tax year ended December 31, 1997. Of this amount, 99% is qualified as exempt-interest dividends for federal income tax purposes.

                           HOW AIM MAKES INVESTING
                                 EASY FOR YOU



o LOW INITIAL INVESTMENT. You can get your investment program started for as little as $500. Subsequent investments can be made for only $50.

o AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS. Distributions may be received in cash or reinvested in the Fund free of charge. Over time, the power of compounding can significantly increase the value of your assets.

o AUTOMATIC INVESTMENT PLAN. You may build your investment by regularly purchasing additional shares. Pre-authorized checks for $50 or more can be drafted monthly from your personal checking account.

o EASY ACCESS TO YOUR MONEY. Your shares may be redeemed at net asset value any day the New York Stock Exchange is open. The price of shares sold may be more or less than their original cost, depending on market conditions.

o SYSTEMATIC WITHDRAWAL PLAN. You may elect to receive checks of at least $50 monthly or quarterly through a systematic withdrawal plan.

o EXCHANGE PRIVILEGE. As your goals change, you may exchange all or part of your assets for those of other funds within the same share class of The AIM Family of Funds--Registered Trademark--. The exchange privilege may be modified or discontinued for any of the AIM funds.

o RETIREMENT PLANS. You may purchase shares of the fund for your Individual Retirement Account (IRA) or any other type of retirement plan, and earn tax-deferred dollars for your retirement.

o TOLL-FREE ACCESS. Current shareholders can call our AIM Investor Line at 800-246-5463 for 24-hour-a-day account information. Or, of course, you may contact your financial consultant for assistance.

o WWW.AIMFUNDS.COM. As a current shareholder, you can check account balances 24 hours a day over the Internet. State-of-the-art encryption lets you send us questions that include confidential information without the fear of eavesdropping, tampering, or forgery.


                                 ---------------

                               Current shareholders

                                   can call our

                               AIM Investor Line at

                                   800-246-5463

                                for 24-hour-a-day

                               account information.

                                 ---------------

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                                                                       THE AIM FAMILY OF FUNDS--Registered Trademark--

                                                                       AGGRESSIVE GROWTH
                                                                       AIM Aggressive Growth Fund*
                                                                       AIM Asian Growth Fund
                                                                       AIM Capital Development Fund
                                                                       AIM Constellation Fund
                                                                       AIM European Development Fund
                                                                       AIM Global Aggressive Growth Fund

                 [PHOTO OF                                             GROWTH OF CAPITAL
              11 GREENWAY PLAZA                                        AIM Advisor International Value Fund
               APPEARS HERE]                                           AIM Blue Chip Fund
                                                                       AIM Global Growth Fund
                                                                       AIM Growth Fund
                                                                       AIM International Equity Fund
                                                                       AIM Value Fund
                                                                       AIM Weingarten Fund

                                                                       GROWTH AND INCOME OR INCOME WITH CAPITAL GROWTH
                                                                       AIM Advisor Flex Fund
                                                                       AIM Advisor Large Cap Value Fund
                                                                       AIM Advisor MultiFlex Fund
                                                                       AIM Advisor Real Estate Fund
                                                                       AIM Balanced Fund
                                                                       AIM Charter Fund
                                                                       AIM Global Utilities Fund

                                                                       HIGH CURRENT INCOME OR CURRENT INCOME
                                                                       AIM High Yield Fund
                                                                       AIM Global Income Fund
                                                                       AIM Income Fund

                                                                       CURRENT TAX-FREE INCOME
                                                                       AIM High Income Municipal Fund
                                                                       AIM Municipal Bond Fund
                                                                       AIM Tax-Exempt Bond Fund of Connecticut
                                                                       AIM Tax-Free Intermediate Fund

                                                                       CURRENT INCOME AND HIGH DEGREE OF SAFETY
A I M Management Group Inc. has provided leadership in the             AIM Intermediate Government Fund
mutual fund industry since 1976 and managed approximately              AIM Limited Maturity Treasury Fund
$83 billion in assets for more than 3.7 million shareholders,          AIM Money Market Fund
including individual investors, corporate clients, and financial       AIM Tax-Exempt Cash Fund
institutions as of December 31, 1997. The AIM Family of
Funds--Registered Trademark-- is distributed nationwide, and           *AIM Aggressive Growth Fund was closed to new investors on
AIM today ranks among the nation's top 15 mutual fund                  June 5, 1997.  For more complete information about any AIM
companies in assets under management, according to Lipper              Fund(s), including sales charges and expenses, ask your
Analytical Services, Inc.                                              financial consultant or securities dealer for a free
                                                                       prospectus(es). Please read the prospectus(es) carefully
                                                                       before you invest or send money.

                                                                           INVEST WITH DISCIPLINE-SM-


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